Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member]	Dec. 31, 2025 ¥ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 ¥ / shares shares
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001
Ordinary shares, shares authorized (in Shares)	450,000,000	450,000,000	450,000,000
Ordinary shares, shares issued (in Shares)	21,140,922	21,140,922	4,268,156
Ordinary shares, shares outstanding (in Shares)	21,140,922	21,140,922	4,268,156
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001
Ordinary shares, shares authorized (in Shares)	2,042,042	2,042,042	2,042,042
Ordinary shares, shares outstanding (in Shares)	2,042,042	2,042,042	2,042,042